ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 3,454	$ 1,703
Non-current, net
Retainer on customer contracts	197	94
Billing rights	711	0
Total Non-current, net	908	94
Total	$ 4,362	$ 1,797